Supplement to the
Fidelity® Massachusetts AMT Tax-Free Money Market Fund
Institutional Class
April 1, 2022
Summary Prospectus

On July 14, 2022, the Board of Trustees approved removing the principal investment strategy to “normally not invest in municipal securities whose interest is subject to the federal alternative minimum tax” effective September 14, 2022.

On July 14, 2022, the Board of Trustees approved a name change for the fund. Effective after the close of business on September 16, 2022, Fidelity® Massachusetts AMT Tax-Free Money Market Fund will be renamed Fidelity® Massachusetts Municipal Money Market Fund.

MAA-SUM-22-01 1.9906022.100	July 15, 2022

Supplement to the
Fidelity's Massachusetts Municipal Funds
Fidelity® Massachusetts AMT Tax-Free Money Market Fund
April 1, 2022
Summary Prospectus

On July 14, 2022, the Board of Trustees approved removing the principal investment strategy to “normally not invest in municipal securities whose interest is subject to the federal alternative minimum tax” from Fidelity® Massachusetts AMT Tax-Free Money Market Fund effective September 14, 2022.

On July 14, 2022, the Board of Trustees approved name changes for Fidelity® Massachusetts AMT Tax-Free Money Market Fund and class. Effective after close of business on September 16, 2022, Fidelity® Massachusetts AMT Tax-Free Money Market Fund will be renamed Fidelity® Massachusetts Municipal Money Market Fund and the class will be renamed Premium.

SMA-SUM-22-01 1.9906017.100	July 15, 2022